CONCENTRATIONS OF RISK (Tables)	6 Months Ended
Jun. 30, 2026
Risks and Uncertainties [Abstract]
SCHEDULE OF CONCENTRATION OF RISK

	For the Six Months Ended June 30,
Customers	2026	2025
A	-	33%
B	-	25%
C	17%	20%
D	10%	-
E	16%	-
F	14%	-

Suppliers that accounted for 10% or more of the Company’s purchases during the six months ended June 30, 2026 and 2025 were as follows:

	For the Six Months Ended June 30,
Suppliers	2026	2025
AA	99%	79%
BB	1%	21%